Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following exchange rates applied during the year ended December 31, 2017:

	$U.S. to $1.00 CDN	$CDN to $1.00 U.S.
January 1, 2017 Opening rate	$0.745	$1.343
December 31, 2017 Closing rate	$0.798	$1.254
Fiscal 2017 Average rate	$0.771	$1.298